PREPAID COMMISSIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Prepaid Commissions
PREPAID COMMISSIONS

NOTE 5 — PREPAID COMMISSIONS

During the normal course of business, the Company pays commission to its members for product sales as well as membership sales. Prepaid commissions are recorded for commissions paid on membership sales and recognized as an expense over the same period as the related membership revenue.

Note 5. Prepaid commissions

During the normal course of business, the Company pays commission to its members for product sales as well as membership sales. Prepaid commissions are recorded for commissions paid on membership sales and recognized as an expense over the same period as the related membership revenue.